VOYA INVESTORS TRUST

VY® Templeton Global Growth Portfolio

(the “Portfolio”)

Supplement dated February 25, 2019

to the Portfolio’s Adviser Class, Institutional Class, Service Class,

and Service 2 Class Prospectus and related Summary Prospectus

(each a “Prospectus” and collectively the “Prospectuses”),

each dated May 1, 2018

Effective February 1, 2019, Peter Moeschter has been added as a portfolio manager for the Portfolio and Tucker Scott no longer serves as a portfolio manager for the Portfolio.

Effective February 1, 2019, the Portfolio’s Prospectuses are revised as follows:

1.	All references to Tucker Scott as a portfolio manager for the Portfolio are hereby deleted in their entirety.

2.	The sub-section entitled “Portfolio Management – Portfolio Managers” of the Portfolio’s Prospectuses is deleted and replaced with the following:

Portfolio Managers

Heather Arnold, CFA	Norman J. Boersma, CFA
Portfolio Manager (since 04/15)	Portfolio Manager (since 03/11)
Peter Moeschter, CFA
Portfolio Manager (since 02/19)

3.	The following paragraph replaces the second paragraph of the sub-section entitled “Management of the Portfolio – The Sub-Advisers and Portfolio Managers – VY® Templeton Global Growth Portfolio” of the Portfolio’s Prospectus:

The following individuals are responsible for the day-to-day management of the Portfolio. Mr. Boersma serves as the lead Portfolio Manager of the Portfolio. Ms. Arnold and Mr. Moeschter have secondary portfolio management responsibilities.

4.	The following paragraph is added under the sub-section entitled “Management of the Portfolio – The Sub-Advisers and Portfolio Managers – VY® Templeton Global Growth Portfolio” of the Portfolio’s Prospectus:

Peter Moeschter, CFA, Portfolio Manager, is an executive vice president for the Templeton Global Equity Group. He is co-lead manager of Templeton Growth Fund, Ltd. and has responsibility for institutional and retail accounts with mandates of global and international equities. He has research coverage of global industrials and is the industrials sector team leader. He joined the firm in 1997.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

VOYA INVESTORS TRUST

VY® Templeton Global Growth Portfolio

(the “Portfolio”)

Supplement dated February 25, 2019

to the Portfolio’s Adviser Class, Institutional Class, Service Class,

and Service 2 Class Statement of Additional Information (the “SAI”),

dated May 1, 2018

Effective February 1, 2019, Peter Moeschter has been added as a portfolio manager for the Portfolio and Tucker Scott no longer serves as a portfolio manager for the Portfolio.

Effective February 1, 2019, the Portfolio’s SAI is revised as follows:

1.	All references to Tucker Scott as a portfolio manager for the Portfolio are hereby deleted in their entirety.

2.	The tables in the sub-sections entitled “Other Accounts Managed” and “Ownership of Securities” under the sub-section entitled “Sub-Adviser – Portfolio Management – VY® Templeton Global Growth Portfolio” in the Portfolio’s SAI are hereby amended to include the following:

Other Accounts Managed

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Peter Moeschter, CFA[2]	0	$0	7	$2,226,100,000	4[3]	$386,600,000
2	As of December 31, 2018.
3	Three of these accounts with total assets of $66,200,000 have performanced-based advisory fees.

Ownership of Securities

Portfolio Manager	Dollar Range of Fund Shares Owned
Peter Moeschter, CFA[1]	None
1	As of December 31, 2018.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE